Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt securities
Disclosure of Risks [line items]
Financial liabilities	₺ 18,013,208	₺ 21,858,526
Liquidity risk
Disclosure of Risks [line items]
Financial liabilities	61,846,867	69,472,496
Financial liabilities contractual cash flows	(72,786,670)	(82,658,010)
Liquidity risk | 6 months or less
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(19,335,088)	(18,646,238)
Liquidity risk | 6-12 months
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(6,181,804)	(4,779,887)
Liquidity risk | 1-2 years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(6,863,886)	(8,303,455)
Liquidity risk | 2-5 years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(24,876,294)	(32,307,082)
Liquidity risk | More than 5 Years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(15,529,598)	(18,621,348)
Liquidity risk | Secured bank loans
Disclosure of Risks [line items]
Financial liabilities	3,136,868	842,503
Non-derivative financial liabilities, Contractual cash flows	(3,626,031)	(870,511)
Liquidity risk | Secured bank loans | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(616,130)	(201,900)
Liquidity risk | Secured bank loans | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(242,972)	(200,342)
Liquidity risk | Secured bank loans | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(475,576)	(239,586)
Liquidity risk | Secured bank loans | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,318,013)	(228,683)
Liquidity risk | Secured bank loans | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(973,340)
Liquidity risk | Unsecured bank loans
Disclosure of Risks [line items]
Financial liabilities	28,524,331	32,773,355
Non-derivative financial liabilities, Contractual cash flows	(31,220,977)	(35,541,826)
Liquidity risk | Unsecured bank loans | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(8,875,434)	(8,492,162)
Liquidity risk | Unsecured bank loans | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(4,898,822)	(3,039,099)
Liquidity risk | Unsecured bank loans | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(4,516,080)	(5,631,753)
Liquidity risk | Unsecured bank loans | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(11,238,409)	(15,915,368)
Liquidity risk | Unsecured bank loans | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,692,232)	(2,463,444)
Liquidity risk | Debt securities
Disclosure of Risks [line items]
Financial liabilities	19,137,920	22,025,979
Non-derivative financial liabilities, Contractual cash flows	(23,654,946)	(28,712,826)
Liquidity risk | Debt securities | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,714,260)	(804,279)
Liquidity risk | Debt securities | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(519,867)	(632,233)
Liquidity risk | Debt securities | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,039,733)	(1,264,465)
Liquidity risk | Debt securities | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(10,876,254)	(14,111,647)
Liquidity risk | Debt securities | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(9,504,832)	(11,900,202)
Liquidity risk | Lease liabilities
Disclosure of Risks [line items]
Financial liabilities	3,055,231	4,773,454
Non-derivative financial liabilities, Contractual cash flows	(5,186,425)	(7,545,432)
Liquidity risk | Lease liabilities | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(772,668)	(1,138,393)
Liquidity risk | Lease liabilities | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(583,181)	(935,169)
Liquidity risk | Lease liabilities | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(918,574)	(1,191,070)
Liquidity risk | Lease liabilities | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,458,421)	(2,092,223)
Liquidity risk | Lease liabilities | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,453,581)	(2,188,577)
Liquidity risk | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities	6,932,734	7,582,037
Non-derivative financial liabilities, Contractual cash flows	(7,233,483)	(7,905,044)
Liquidity risk | Trade and other payables | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(7,089,288)	(7,899,561)
Liquidity risk | Trade and other payables | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows		(5,483)
Liquidity risk | Trade and other payables | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(144,195)
Liquidity risk | Due to related parties
Disclosure of Risks [line items]
Financial liabilities	242,246	107,031
Non-derivative financial liabilities, Contractual cash flows	(334,850)	(143,398)
Liquidity risk | Due to related parties | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(334,850)	(143,398)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji
Disclosure of Risks [line items]
Financial liabilities	666,613	1,250,972
Non-derivative financial liabilities, Contractual cash flows	(1,879,158)	(2,200,500)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(9,328)	(10,949)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(108,758)	(120,426)
Liquidity risk | Consideration payable in relation to acquisition of BeST and Boyut Enerji | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,761,072)	(2,069,125)
Liquidity risk | Currency and interest swap contracts
Disclosure of Risks [line items]
Financial liabilities	150,924	117,165
Derivative financial liabilities, Contractual cash flows	349,200	261,527
Liquidity risk | Currency and interest swap contracts | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	67,542	33,455
Liquidity risk | Currency and interest swap contracts | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	63,038	32,439
Liquidity risk | Currency and interest swap contracts | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	95,405	34,368
Liquidity risk | Currency and interest swap contracts | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	123,561	161,265
Liquidity risk | Currency and interest swap contracts | More than 5 Years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(346)
Liquidity risk | Currency and interest swap contracts buy option
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(11,117,506)	4,326,736
Liquidity risk | Currency and interest swap contracts buy option | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(10,419,790)	470,483
Liquidity risk | Currency and interest swap contracts buy option | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(940,582)	472,047
Liquidity risk | Currency and interest swap contracts buy option | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	116,844	885,997
Liquidity risk | Currency and interest swap contracts buy option | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	134,779	2,498,209
Liquidity risk | Currency and interest swap contracts buy option | More than 5 Years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(8,757)
Liquidity risk | Currency and interest swap contracts sell option
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	11,466,706	(4,065,209)
Liquidity risk | Currency and interest swap contracts sell option | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	10,487,332	(437,028)
Liquidity risk | Currency and interest swap contracts sell option | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	1,003,620	(439,608)
Liquidity risk | Currency and interest swap contracts sell option | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(21,439)	(851,629)
Liquidity risk | Currency and interest swap contracts sell option | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(11,218)	₺ (2,336,944)
Liquidity risk | Currency and interest swap contracts sell option | More than 5 Years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	₺ 8,411